Significant Accounting Policies - Schedule of Condensed Consolidated Balance Sheet (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Condensed Consolidated Balance Sheet [Abstract]
Gross proceeds		$ 189,750,000
Less:
Proceeds allocated to Public Warrants		(4,204,248)
Common stock issuance costs		(7,701,178)
Plus:
Accretion of redeemable common stock	$ 1,941,333	15,680,910
Contingently redeemable common stock	10,620,981	$ 193,525,484
Less:
Partial redemption	$ (184,845,836)